Cover	Feb. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2024
Entity File Number	333-270519
Entity Registrant Name	Unusual Machines, Inc.
Entity Central Index Key	0001956955
Entity Tax Identification Number	66-0927642
Entity Incorporation, State or Country Code	PR
Entity Address, Address Line One	151 Calle De San Francisco
Entity Address, Address Line Two	Suite 200 PMB 2106
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00901-1607
City Area Code	(720)
Local Phone Number	383-8983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01
Trading Symbol	UMAC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false